Note 17 - Preferred Shares	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Preferred Stock [Text Block]
17.
       Preferred shares
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Balance, January 1, 2015	32,140	29,000,000	1,440,100	30,440,100
Dividends declared	1,639	-	1,639,149	1,639,149
Balance, December 31, 2015	33,779	29,000,000	3,079,249	32,079,249
Dividends declared	1,726	-	1,725,699	1,725,699
Balance, December 31, 2016	35,505	29,000,000	4,804,948	33,804,948
Dividends declared	1,809	-	1,808,811	1,808,811
Balance, December 31, 2017	37,314	29,000,000	6,613,759	35,613,759

On
January 27, 2014,
the Company entered into an agreement to sell
25,000
shares of its Series B Convertible Perpetual Preferred Shares ("Series B Preferred Shares") to a fund managed by Tennenbaum Capital Partners, LLC ("TCP") and
5,700
shares to Preferred Friends Investment Company Inc, an affiliate of the Company, for total net proceeds of approximately
$29
million. The redemption amount of the Company’s Series B Preferred Shares is
$1,000
per share. The Company used the proceeds for the acquisition of vessels and general corporate purposes. The Series B Preferred Shares will pay dividends (in cash or in-kind at the option of the Company, subject to certain exceptions) during the first
five
years at a rate of
0%
or
5%,
depending on the trading price of the Company's common stock. In addition, if a cash dividend is paid on the Company's common stock during such time, then if the dividend paid on the Series B Preferred Shares is
5%,
the holders of Series B Preferred Shares shall receive such dividend in cash and shall also receive an additional cash dividend in an amount equal to
40%
of the common stock dividend it would have received on an as-converted basis. If, however, the dividend on the Series B Preferred Shares is
0%,
then the holders of Series B Preferred Shares shall receive a cash dividend equal to the greater of
100%
of the common stock dividend it would have received on an as-converted basis and
5%.
If a cash dividend is paid on the Company's common stock after the first
five
years, the holders of Series B Preferred Shares shall receive an additional cash dividend in an amount equal to
40%
of the common stock dividend it would have received on an as-converted basis.

The dividend rate will increase to
12%
in years
six
and
seven
and to
14%
thereafter. The Series B Preferred Shares can be converted at the option of their holders at any time, and at the option of the Company only if certain share price and liquidity milestones are met. Each Series B Preferred Share is convertible into common stock at a conversion price of
$12.25
(as adjusted in
September 2015
following the shareholders’ rights offering of the Company) subject to further adjustment for certain events. The Series B Preferred Shares are redeemable in cash by the Company at any time after the fifth
anniversary of the original issue date. Holders of the Series B Preferred Shares may
require the Company to redeem their shares only upon the occurrence of certain corporate events.

For the year ended
December 31, 2017,
the Company declared
four
consecutive dividends totaling
$1.8
million, all of which were paid in kind. The redemption liability as of
December 31, 2017
is
$37,306,766.
If all the subsequent dividend payments are made in-kind, the Series B Preferred Shares will increase by
$1,900,607
and
$152,473
for the years
2018
and
2019,
respectively. The redemption liability will be
$39,207,373
and
$39,359,846
as of
December 31, 2018
and end-
January 2019,
respectively. After
January 2019,
the dividend will be payable only in cash as described above.

Subject to certain ownership thresholds, holders of Series B Preferred Shares have the right to appoint one
director to the Company's board of directors and TCP also has consent rights over certain corporate actions. In addition, the holders of Series B Preferred Shares will vote as one
class with the Company's common stock on all matters on which shareholders are entitled to vote, with each Series B Preferred Share having a number of votes equal to
50%
of the numbers of shares of common stock of the Company into which such Series B Preferred Share would be convertible on the applicable record date.